The Tax Effect of Significant Temporary Differences Giving Rise to Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets, Net [Abstract]
Commission and bonus accrual	$ 5,939	$ 5,793
Employee benefit accruals	47,567	46,740
Inventory	21,018	21,941
Identifiable intangible assets	0	0
Insurance premium accruals	4,791	4,402
Miscellaneous accruals	11,084	10,089
Other	33,902	35,734
Unrealized losses included in other comprehensive income	26,837	32,908
Property, plant and equipment	0	0
Product warranty accruals	1,186	1,069
R&D and foreign tax credit carryforward	104,805	48,450
Restructuring and other cost accruals	1,703	956
Sales and marketing accrual	6,830	5,768
Taxes on unremitted earnings of foreign subsidiaries	0	0
Tax loss carryforwards and other tax attributes	320,187	389,614
Valuation allowance	(253,247)	(228,846)
Deferred Tax Assets, Net, Total	332,602	374,618
Deferred Tax Liabilities, Net [Abstract]
Commission and bonus accrual	0	0
Employee benefit accruals	0	0
Inventory	0	0
Identifiable intangible assets	338,714	374,240
Insurance premium accruals	0	0
Miscellaneous accruals	0	0
Other	0	0
Unrealized losses included in other comprehensive income	0	0
Property, plant and equipment	41,425	49,368
Product warranty accruals	0	0
R&D and foreign tax credit carryforward	0	0
Restructuring and other cost accruals	0	0
Sales and marketing accrual	0	0
Taxes on unremitted earnings of foreign subsidiaries	2,120	2,506
Tax loss carryforwards and other tax attributes	0	0
Valuation allowance	0	0
Deferred Tax Liabilities, Total	$ 382,259	$ 426,114